Weighted average basic and diluted number of common shares outstanding	12 Months Ended
Dec. 31, 2021
Weighted average basic and diluted number of common shares outstanding [abstract]
Weighted average basic and diluted number of common shares outstanding

19.Weighted average basic and diluted number of common shares outstanding

	Year ended	Year ended
	December 31,	December 31,
	2021	2020

Basic weighted average number of shares	141,887,984	103,941,184
Effect of dilutive stock options and warrants	-	-
Diluted weighted average number of shares	141,887,984	103,941,184

Diluted weighted average number of common shares for the year ended December 31, 2021 excludes nil anti-dilutive preferred shares (2020: nil), 12,578,957 anti-dilutive stock options (2020: 10,658,957) and 4,218,822 anti-dilutive warrants (2020: 6,264,520).